Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective combined U.S. federal and state income tax rate		24.30%
Income tax expense	$ 299,700	$ 356,862	$ 0	$ 0
Deferred tax liabilities related to reorganization		304,500
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates		8,577	$ 183,820
Net operating loss carryforwards		165,000
Riviera | TMA
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities – Affiliates		$ 7,600